EMPLOYEE BENEFIT EXPENSES	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFIT EXPENSES
EMPLOYEE BENEFIT EXPENSES

29.    EMPLOYEE BENEFIT EXPENSES

An analysis of employee benefit expenses is as follows:

	2015	2016	2017

Salaries and bonus	3,980,430	3,850,040	4,150,233
Housing fund	395,699	388,017	391,757
Staff welfare and other expenses (Note)	1,672,833	1,495,618	1,557,661
Employment expense in relation to early retirement schemes (note 21)	34,893	132,044	767,632
Employment expenses in relation to termination benefit	26,753	29,007	30,247
	6,110,608	5,894,726	6,897,530

Note: Staff welfare and other expenses include staff welfare, staff union expenses, staff education expenses, unemployment insurance expenses and pension insurance expenses, etc.

Employee benefit expenses include remuneration payables to directors, supervisors and senior management as set out in note 30.